PARENT COMPANY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2018
PARENT COMPANY FINANCIAL DATA [Abstract]
Condensed Balance Sheets of Parent
The following is a summary of the condensed financial statements of Carolina Trust BancShares, Inc.:

Condensed Balance Sheets

	December 31, 2018	December 31, 2017
Dollars in thousands
Assets
Cash and demand deposits	$8,590	$263
Investment in bank subsidiary	50,838	38,018
Other assets	763	667
Total assets	60,191	38,948

Liabilities and stockholders’ equity
Long term subordinated debt	9,753	9,676
Other liabilities	177	153
Total liabilities	9,930	9,829

Stockholders’ equity	50,261	29,119
Total liabilities and stockholders’ equity	$60,191	$38,948

Condensed Statements of Operations of Parent
Condensed Statements of Operations

	December 31, 2018	December 31, 2017
Dollars in thousands
Income:
Dividends from subsidiary	$200	$718
Total income	200	718

Expense
Interest expense	784	759
Merger expenses	444	-
Other operating expense	399	390
Total expense	1,627	1,149
Loss before income tax benefit and equity in undistributed earnings of subsidiary	(1,427)	(431)
Income tax benefit	(299)	(383)
Loss before equity in undistributed earnings of subsidiary	(1,128)	(48)
Equity in undistributed earnings of subsidiaries	4,080	452
Net income	2,952	404
Net income available to common shareholders	$2,952	$404

Condensed Statements of Cash Flow of Parent
Condensed Statements of Cash Flow

	December 31, 2018	December 31, 2017
Dollars in thousands
Cash flows from operating activities
Net income	$2,952	$404
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed earnings of subsidiary	(4,080)	(452)
Accretion of long term subordinated debt issuance costs	77	71
Increase in other assets	(95)	(656)
Increase in other liabilities	24	103
Net cash used in operating activities	(1,122)	(530)

Cash flows from investing activities
Investment in subsidiary	(9,000)	-
Net cash used in investing activities	(9,000)	-

Cash flows from financing activities
Net proceeds from the exercise of stock options	14	14
Net proceeds from issuance of common stock	18,435	-
Net cash provided by financing activities	18,449	14
Net increase (decrease) in cash and cash equivalents	8,327	(516)
Cash and cash equivalents at beginning of year	263	779
Cash and cash equivalents at end of year	$8,590	$263